March 25, 2011

VIA ELECTRONIC TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549 .

RE:	Alpine Income Trust (the “Trust”)
File Nos. (333-100289) and (811-21210)

Dear Sir/Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of Trust’s prospectus dated March 1, 2011 as filed on March 7, 2011 pursuant to Rule 497(c).

Sincerely,

/s/ John Megyesi
John Megyesi

Chief Compliance Officer